UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER: 001-15194

(Check One):         [ ] Form 10-K [X] Form 20-F [ ] Form 11-K
[ ] Form 10-Q [ ] Form N-SAR [ ] Form N-CSR

For Period Ended: December 31, 2004

[_]  Transition Report on Form 10-K
[_]  Transition Report on Form 20-F
[_]  Transition Report on Form 11-K
[_]  Transition Report on Form 10-Q
[_]  Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A

PART I
REGISTRANT INFORMATION
COMPANHIA DE BEBIDAS DAS AMÉRICAS―AMBEV
(Full name of registrant)

Not Applicable
(Former name if applicable)

Rua Dr. Renato Paes de Barros, 1017, 4º andar
04530-001 São Paulo, SP, Brasil
(Address of principal executive office; City, state and zip code)

PART II
RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [X]

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)
The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

The annual report on Form 20-F of Companhia de Bebidas das Américas - AmBev (the “Registrant”) for the year ended December 31, 2004 (the “Annual Report”) could not be filed within the prescribed time period (i.e., on or before June 30, 2005) because of unexpected difficulties in processing final changes to the Annual Report, including delays and interruptions in internal email systems which were not rectified until after the 5:30 p.m. EDGAR submission deadline.

PART IV
OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification

Pedro de Abreu Mariani     5511 2122 1200
----------------------------------------------------------  --------------------------------------------------
                 (Name)                                                               (Area Code)       (Telephone Number)

João Maurício Giffoni de Castro Neves   5511 2122 1200
----------------------------------------------------------  --------------------------------------------------
                 (Name)                                                               (Area Code)       (Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X] Yes [_] No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[_] Yes [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

COMPANHIA DE BEBIDAS DAS AMÉRICAS―AMBEV
(Exact name of registrant as specified in its charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 1, 2005    By: /s/ Pedro de Abreu Mariani
                                                                                 Name: Pedro de Abreu Mariani
                                                                                 Title:   General Counsel

                                                                          By: /s/ João Maurício Giffoni de Castro Neves
                                                                                Name:  João Maurício Giffoni de Castro Neves
                                                                                Title:    Chief Financial Officer and Investor
                                                                                             Relations Officer